UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Financial Engines Advisors L.L.C.
Address: 1050 Enterprise Way, 3rd Floor
         Sunnyvale, CA 94089

Form 13F File Number: 28-12703

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Debra Babbitt
Title: Chief Compliance Officer
Phone: 617-556-2357

Signature, Place, and Date of Signing:

 /s/ Debra Babbitt             Sunnyvale, CA               02/01/2013
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    51
Form 13F Information Table Value Total:    95,645
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                             VALUE    SHARES/   SH/  PUT/  INVSTMT    OTHER     VOTING AUTHORITY
      NAME OF ISSUER          TITLE OF CLASS   CUSIP       (x$1000)   PRN AMT   PRN  CALL  DSCRETN   MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ALASKA AIR GROUP INC          COM              011659109       836      19407   SH         Sole                                NONE
ALLERGAN INC                  COM              018490102      5448      59389   SH         Sole                                NONE
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR    03524A108      1970      22539   SH         Sole                                NONE
ARCH COAL INC                 COM              039380100       467      63757   SH         Sole                                NONE
ASTEC INDS INC                COM              046224101       652      19549   SH         Sole                                NONE
BANK OF NEW YORK MELLON CORP  COM              064058100      3132     121879   SH         Sole                                NONE
BEMIS INC                     COM              081437105      2294      68549   SH         Sole                                NONE
CABLEVISION SYS CORP          CL A NY CABLVS   12686C109        29       1911   SH         Sole                                NONE
CARPENTER TECHNOLOGY CORP     COM              144285103      1364      26417   SH         Sole                                NONE
CHEVRON CORP NEW              COM              166764100      3345      30933   SH         Sole                                NONE
CLIFFS NATURAL RESOURCES INC  COM              18683K101       590      15301   SH         Sole                                NONE
COMCAST CORP NEW              CL A             20030N101      8618     230549   SH         Sole                                NONE
COMCAST CORP NEW              CL A SPL         20030N200       802      22322   SH         Sole                                NONE
CONOCOPHILLIPS                COM              20825C104      1410      24312   SH         Sole                                NONE
CRANE CO                      COM              224399105      2090      45161   SH         Sole                                NONE
DELTA AIR LINES INC DEL       COM NEW          247361702      1248     105120   SH         Sole                                NONE
DOMINION RES INC VA NEW       COM              25746U109     15487     298980   SH         Sole                                NONE
EDWARDS LIFESCIENCES CORP     COM              28176E108      1002      11108   SH         Sole                                NONE
EL PASO ELEC CO               COM NEW          283677854         1         21   SH         Sole                                NONE
EXELON CORP                   COM              30161N101      2405      80867   SH         Sole                                NONE
FEDEX CORP                    COM              31428X106      1851      20180   SH         Sole                                NONE
FIFTH THIRD BANCORP           COM              316773100      3854     253730   SH         Sole                                NONE
FIRST AMERN FINL CORP         COM              31847R102      2768     114911   SH         Sole                                NONE
FOREST LABS INC               COM              345838106       118       3330   SH         Sole                                NONE
GARDNER DENVER INC            COM              365558105       864      12606   SH         Sole                                NONE
GREAT PLAINS ENERGY INC       COM              391164100      2429     119604   SH         Sole                                NONE
HEALTH NET INC                COM              42222G108        77       3188   SH         Sole                                NONE
INTERPUBLIC GROUP COS INC     COM              460690100        96       8697   SH         Sole                                NONE
ITT EDUCATIONAL SERVICES INC  COM              45068B109       106       6135   SH         Sole                                NONE
KELLOGG CO                    COM              487836108      1523      27277   SH         Sole                                NONE
KINDER MORGAN INC DEL         COM              49456B101      9348     264577   SH         Sole                                NONE
KULICKE & SOFFA INDS INC      COM              501242101        53       4427   SH         Sole                                NONE
LIBBEY INC                    COM              529898108       347      17915   SH         Sole                                NONE
MADISON SQUARE GARDEN CO      CL A             55826P100        12        272   SH         Sole                                NONE
MARATHON OIL CORP             COM              565849106      2771      90371   SH         Sole                                NONE
MARATHON PETE CORP            COM              56585A102      3193      50686   SH         Sole                                NONE
MOVADO GROUP INC              COM              624580106        88       2877   SH         Sole                                NONE
OLD DOMINION FGHT LINES INC   COM              679580100      3420      99754   SH         Sole                                NONE
OLIN CORP                     COM PAR $1       680665205       329      15234   SH         Sole                                NONE
PHILLIPS 66                   COM              718546104       585      11022   SH         Sole                                NONE
POTLATCH CORP NEW             COM              737630103       643      16402   SH         Sole                                NONE
SONOCO PRODS CO               COM              835495102      1777      59773   SH         Sole                                NONE
SUN LIFE FINL INC             COM              866796105       322      12119   SH         Sole                                NONE
THOMSON REUTERS CORP          COM              884903105       793      27302   SH         Sole                                NONE
TITAN INTL INC ILL            COM              88830M102       490      22559   SH         Sole                                NONE
TRINITY INDS INC              COM              896522109       651      18179   SH         Sole                                NONE
VALASSIS COMMUNICATIONS INC   COM              918866104       292      11321   SH         Sole                                NONE
VIACOM INC NEW                CL B             92553P201        26        473   SH         Sole                                NONE
VIACOM INC NEW                CL A             92553P102      2404      45584   SH         Sole                                NONE
VIASAT INC                    COM              92552V100       886      22765   SH         Sole                                NONE
WGL HLDGS INC                 COM              92924F106       343       8747   SH         Sole                                NONE